PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020		Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$491		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	286		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,389		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
			Black-Scholes model	• Volatility	•Increases (decreases) in volatility increase (decreases) fair value
				• Term to maturity	•Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,380)		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
				• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value
				• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	135	/	Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
	(724)
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate /terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.
The following table summarizes the key valuation metrics of the company’s investment properties:

	2020			2019
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12	7.0%	5.6%	12
Canada	5.9%	5.2%	10	5.9%	5.2%	10
Australia	6.6%	5.7%	10	6.8%	5.9%	10
Europe	5.2%	3.8%	10	4.6%	4.1%	11
Brazil	7.6%	7.0%	10	7.9%	7.4%	10
Core retail	7.0%	5.3%	10	6.7%	5.4%	10
LP investments and other
LP investments office	9.7%	7.2%	7	10.0%	7.3%	7
LP investments retail	8.7%	7.0%	10	8.8%	7.3%	10
Mixed-use	7.3%	5.2%	10	7.6%	5.4%	10
Logistics[1]	—%	n/a	n/a	5.8%	n/a	n/a
Multifamily[1]	4.9%	n/a	n/a	5.1%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a	6.3%	n/a	n/a
Self-storage[1]	—%	n/a	n/a	5.6%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a	5.8%	n/a	n/a
Manufactured housing[1]	4.8%	n/a	n/a	5.5%	n/a	n/a
Directly held real estate properties[2]	5.1 – 9.3%	5.4%	19	5.2 – 9.2%	6.1%	19
Other investment properties[1,3]	5.0 – 8.7%	n/a	n/a	8.9%	n/a	n/a
1.Logistics, multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.
2.We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.
3.Other investment properties include
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2020 and 2019 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rate
Contracted	4.1 – 4.5%	4.6 – 4.9%	7.3%	8.2%	8.1%	9.0%	3.0 – 3.6%	3.5 – 4.0%
Uncontracted	5.6 – 6.0%	6.1 – 6.4%	8.6%	9.5%	9.4%	10.3%	3.6 – 4.7%	4.0 – 5.3%
Terminal capitalization rate[1]	5.8 – 6.2%	6.2 – 6.7%	n/a	n/a	8.9%	9.8%	n/a	n/a
Exit date	2041	2040	2048	2047	2040	2039	2035	2035
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Key valuation metrics of the company’s utilities, transport, midstream, data and sustainable resources assets at the end of 2020 and 2019 are summarized below.

	Utilities		Transport		Midstream		Sustainable Resources
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rates	7 – 14%	7 – 14%	7 – 13%	7 – 13%	15%	15%	6%	5 – 10%
Terminal capitalization multiples	7x – 23x	8x – 21x	9x – 14x	9x – 14x	10x	10x	6x	5x – 10x
Investment horizon/Exit date (years)	10	10 – 20	10	10 – 20	5 – 10	5 – 10	10	3 – 21
We use a discounted cash flow valuation to determine the recoverable amount and consider the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate/multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date/terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Disclosure of Power Generating Assets [Table Text Block]
Key assumptions on contracted generation and future power pricing are summarized below:

	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
AS AT DEC. 31, 2020 (MILLIONS)	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	43%	13%	96	90	65	117
Brazil (prices in R$/MWh)	70%	30%	306	396	245	328
Colombia (prices in COP$/MWh)	27%	—%	220,000	N/A	265,000	384,000
Europe (prices in €/MWh)	87%	56%	167	255	68	54

Disclosure of detailed information about property, plant and equipment
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Costs	$28,838	$27,820	$31,212	$22,454	$9,251	$9,890	$18,770	$17,269	$88,071	$77,433
Accumulated fair value changes	24,238	20,465	4,626	3,777	393	1,366	(873)	(643)	28,384	24,965
Accumulated depreciation	(7,870)	(6,690)	(3,671)	(2,459)	(1,212)	(1,527)	(3,693)	(2,458)	(16,446)	(13,134)
Total[1]	$45,206	$41,595	$32,167	$23,772	$8,432	$9,729	$14,204	$14,168	$100,009	$89,264
1.As at December 31, 2020, the total includes $3.9 billion (December 31, 2019 – $3.7 billion) of property, plant and equipment leased to third parties as operating leases. Our ROU PP&E assets include $4.1 billion (December 31, 2019 – $2.2 billion) in our Infrastructure segment, $856 million (December 31, 2019 – $796 million) in our Real Estate segment, $393 million (December 31, 2019 – $1.1 billion) in our Renewable Power segment and $1.3 billion (December 31, 2019 – $1.3 billion) in Private Equity and other segments, totaling $6.7 billion (December 31, 2019 – $5.4 billion) of ROU assets.
a)    Renewable Power
Our renewable power property, plant and equipment consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019
Cost, beginning of year	$14,074	$13,843	$8,459	$7,968	$5,287	$4,297	$27,820	$26,108
Changes in basis of accounting	—	83	—	321	—	3	—	407
Additions, net of disposals and assets reclassified as held for sale	425	162	(9)	(342)	284	280	700	100
Acquisitions through business combinations	—	—	—	566	661	742	661	1,308
Foreign currency translation	(600)	(14)	(52)	(54)	309	(35)	(343)	(103)
Cost, end of year	13,899	14,074	8,398	8,459	6,541	5,287	28,838	27,820

Accumulated fair value changes, beginning of year	16,927	15,416	2,588	2,079	950	765	20,465	18,260
Fair value changes	3,221	1,369	402	669	530	195	4,153	2,233
Dispositions and assets reclassified as held for sale	—	—	—	(126)	—	(35)	—	(161)
Foreign currency translation	(283)	142	(82)	(34)	(15)	25	(380)	133
Accumulated fair value changes, end of year	19,865	16,927	2,908	2,588	1,465	950	24,238	20,465

Accumulated depreciation, beginning of year	(4,412)	(3,879)	(1,781)	(1,358)	(497)	(260)	(6,690)	(5,497)
Depreciation expenses	(517)	(532)	(546)	(502)	(302)	(245)	(1,365)	(1,279)
Dispositions and assets reclassified as held for sale	17	7	25	101	9	9	51	117
Foreign currency translation	181	(8)	9	(22)	(56)	(1)	134	(31)
Accumulated depreciation, end of year	(4,731)	(4,412)	(2,293)	(1,781)	(846)	(497)	(7,870)	(6,690)
Balance, end of year	$29,033	$26,589	$9,013	$9,266	$7,160	$5,740	$45,206	$41,595
The following table presents our renewable power property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2020	2019
North America	$28,044	$25,617
Colombia	8,150	7,353
Europe	4,912	3,770
Brazil	3,005	3,575
Other[1]	1,095	1,280
	$45,206	$41,595
1.Other refers primarily to China, India and Chile in both 2020 and 2019.
c)    Real Estate

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEAR ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019
Balance, beginning of year	$9,890	$7,713	$1,366	$1,045	$(1,527)	$(1,106)	$9,729	$7,652
Changes in basis of accounting	(1,895)	769	(681)	—	786	—	(1,790)	769
Additions/(dispositions)[1], net of assets reclassified as held for sale	1,023	514	(135)	(2)	27	37	915	549
Acquisitions through business combinations	—	785	—	—	—	—	—	785
Foreign currency translation	233	109	2	—	(41)	(15)	194	94
Fair value changes	—	—	(159)	323	—	—	(159)	323
Depreciation expenses	—	—	—	—	(457)	(443)	(457)	(443)
Balance, end of year	$9,251	$9,890	$393	$1,366	$(1,212)	$(1,527)	$8,432	$9,729
1.For accumulated depreciation, (additions)/dispositions.
The following table presents the changes to the carrying value of the company’s property, plant and equipment assets included in these operations:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEAR ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019
Balance, beginning of year	$17,269	$9,027	$(643)	$(434)	$(2,458)	$(1,472)	$14,168	$7,121
Changes in basis of accounting	—	1,032	—	—	—	—	—	1,032
Additions/(dispositions)[1], net of assets reclassified as held for sale	874	477	57	—	290	332	1,221	809
Acquisitions through business combinations	84	6,650	—	—	—	—	84	6,650
Foreign currency translation	543	83	(3)	(13)	(61)	(44)	479	26
Depreciation expenses	—	—	—	—	(1,464)	(1,274)	(1,464)	(1,274)
Impairment charges	—	—	(284)	(196)	—	—	(284)	(196)
Balance, end of year	$18,770	$17,269	$(873)	$(643)	$(3,693)	$(2,458)	$14,204	$14,168
1.For accumulated depreciation, (additions)/dispositions.